INVENTORY, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
INVENTORY, NET
Raw materials	$ 2,497,298	$ 4,222,103
Low value consumables	254,828	353,861
Work-in-progress	237,987	748,845
Finished goods	2,887,031	4,078,142
Inventory provision	(885,709)	(523,465)
Total inventory	4,991,435	8,879,486
inventory provision expenses	$ 388,253	$ 444,894	$ 92,059